Related Party Transactions - Summary of Transactions and outstanding balances of related parties (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Share Capital issued at nominal value			$ 25,146
Key Management Personnel		$ 477,647	599,872
Stock-based compensation		6,043,937	2,469,178
Consulting fees		512,762	489,749
Director remuneration		348,465	323,098
Management remuneration		7,382,811	3,881,897
Peter Vesco [Member]
Related Party Transaction [Line Items]
Share Capital issued at nominal value		24
Stock-based compensation		155,833	100,000
Consulting fees		212,762	189,749
Estate of John Wagner [Member]
Related Party Transaction [Line Items]
Convertible promissory notes repaid		2,915
Anthony Sharp [Member]
Related Party Transaction [Line Items]
Convertible promissory notes repaid		23,079
Convertible promissory notes taken			79,250
Director remuneration		205,819	184,627
Daniel Wagner [Member]
Related Party Transaction [Line Items]
Loans Repaid		4,654,727
Reimbursement of expenses			50,000
Key Management Personnel		155,613	151,799
DBLP Sea Cow Ltd. [Member]
Related Party Transaction [Line Items]
Share Capital issued at nominal value	[1]	1,984
Loans Repaid	[1]	447,067
Convertible promissory notes taken			1,250,000
Stock-based compensation	[1]	5,325,000	1,250,000
Consulting fees	[1]	150,000	150,000
Adam Wagner [Member]
Related Party Transaction [Line Items]
Convertible promissory notes taken			31,250
John Wagner [Member]
Related Party Transaction [Line Items]
Convertible promissory notes taken			19,844
Arthur Yao [Member]
Related Party Transaction [Line Items]
Convertible promissory notes taken			93,750
Stock-based compensation		155,833	100,000
Consulting fees		150,000	150,000
Steve Perry [Member]
Related Party Transaction [Line Items]
Convertible promissory notes taken			63,500
Director remuneration		48,629	46,157
Salman Ahmad [Member]
Related Party Transaction [Line Items]
Key Management Personnel		155,613	113,849
Stock-based compensation		155,833
Richard Burchill [Member]
Related Party Transaction [Line Items]
Key Management Personnel		166,420	139,149
Stock-based compensation		155,833	673,282
Sauvik Banerjee [Member]
Related Party Transaction [Line Items]
Convertible promissory notes taken			27,413
Key Management Personnel			195,075
Stock-based compensation		95,604	345,896
Sir David Wright [Member]
Related Party Transaction [Line Items]
Director remuneration		45,387	46,157
Derek Smith [Member]
Related Party Transaction [Line Items]
Director remuneration		48,629	46,157
Rezolve China [Member]
Related Party Transaction [Line Items]
Business development expenses	[2]	151,353
Selling and Marketing [Member]
Related Party Transaction [Line Items]
Key Management Personnel			195,075
Stock-based compensation		407,270	200,000
Consulting fees		362,762	339,749
Management remuneration		770,032	734,824
General and Administrative [Member]
Related Party Transaction [Line Items]
Key Management Personnel		477,647	404,797
Stock-based compensation		5,636,667	2,269,178
Consulting fees		150,000	150,000
Director remuneration		348,465	323,098
Management remuneration		$ 6,612,778	$ 3,147,073

[1]	DBLP Sea Cow Ltd. (a company incorporated in the Seychelles) (“DBLP Sea Cow”) is wholly legally owned by Daniel Wagner, Chief Executive Officer of Rezolve.
[2]	The Company has expensed all cash transferred to its former subsidiary Rezolve China (Refer to Note 2.1—Basis of presentation).